Investments in Affiliates Accounted for Using the Equity Method - Summary Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance Sheets
Current assets	$ 264,129		$ 264,129		$ 267,378	$ 381,070
Current liabilities	220,165		220,165		240,911	175,909
Equity	210,593		210,593		299,510
Statements of Operations
Earnings (loss) before income taxes	(20,772)	$ 72,892	(93,041)	$ 43,881	(31,517)	(3,314)
Net Income (Loss)	$ (28,913)	$ 63,699	$ (86,889)	$ 40,664	(34,172)	(13,006)
Significant Subsidiary
Balance Sheets
Current assets					812,884	758,942
Noncurrent assets					2,237,854	2,475,250
Current liabilities					401,562	469,311
Noncurrent liabilities					626,474	254,374
Equity					2,022,702	2,510,507
Statements of Operations
Revenue					1,334,785	1,229,751
Earnings (loss) before income taxes					729,472	862,076
Net Income (Loss)					$ 722,292	$ 856,198